FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02781
                                   ---------

                              TEMPLETON FUNDS, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON FUNDS, INC.

QUARTERLY STATEMENTS OF INVESTMENTS
NOVEMBER 30, 2005

--------------------------------------------------------------------------------

CONTENTS

Templeton Foreign Fund.................................................   3

Templeton World Fund...................................................   9

Notes to Statements of Investments ....................................  15

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                          Quarterly Statement of Investments | 1
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                      This page intentionally left blank.

TEMPLETON FUNDS, INC.

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
       TEMPLETON FOREIGN FUND                                               INDUSTRY                        SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 86.7%
       ARGENTINA 0.0%(A)
    (b)Inversiones y Representacion SA, GDR ............                   Real Estate                       398,345   $   5,011,180
                                                                                                                       -------------
       AUSTRALIA 1.9%
       Alumina Ltd. ....................................                 Metals & Mining                  20,070,335      94,369,732
       National Australia Bank Ltd. ....................                 Commercial Banks                  3,642,246      87,405,503
       Qantas Airways Ltd. .............................                     Airlines                     63,447,758     176,839,230
                                                                                                                       -------------
                                                                                                                         358,614,465
                                                                                                                       -------------
       BERMUDA 2.3%
       ACE Ltd. ........................................                    Insurance                      5,243,677     291,024,074
       XL Capital Ltd., A ..............................                    Insurance                      2,079,930     138,065,753
                                                                                                                       -------------
                                                                                                                         429,089,827
                                                                                                                       -------------
       BRAZIL 0.1%
       Contax Participacoes SA, ADR ....................          Commercial Services & Supplies           7,115,828       8,234,791
       Empresa Brasileira de Aeronautica SA, ADR .......               Aerospace & Defense                   147,851       5,575,461
                                                                                                                       -------------
                                                                                                                          13,810,252
                                                                                                                       -------------
       CANADA 1.3%
       BCE Inc. ........................................      Diversified Telecommunication Services      10,136,164     240,211,177
       Domtar Inc. .....................................             Paper & Forest Products               1,140,516       6,065,014
                                                                                                                       -------------
                                                                                                                         246,276,191
                                                                                                                       -------------
       CHINA 2.1%
    (b)Bank of Communications Ltd. .....................                 Commercial Banks                136,425,224      58,496,102
(b),(c)Bank of Communications Ltd., 144A ...............                 Commercial Banks                 34,098,175      14,620,539
       China Mobile (Hong Kong) Ltd. ...................       Wireless Telecommunication Services        24,125,931     118,535,833
    (b)China Shenhua Energy Co. Ltd., H ................           Oil, Gas & Consumable Fuels            93,895,652     104,737,497
       China Telecom Corp. Ltd., H .....................      Diversified Telecommunication Services     198,059,984      68,322,087
    (c)China Telecom Corp. Ltd., H, 144A ...............      Diversified Telecommunication Services      65,408,881      22,563,221
       Guangdong Electric Power Development Co. Ltd., B    Independent Power Producers & Energy Traders      746,845         309,155
                                                                                                                       -------------
                                                                                                                         387,584,434
                                                                                                                       -------------
       DENMARK 0.3%
    (b)Vestas Wind Systems AS ..........................               Electrical Equipment                3,398,038      50,678,463
(b),(c)Vestas Wind Systems AS, 144A ....................               Electrical Equipment                  955,038      14,243,472
                                                                                                                       -------------
                                                                                                                          64,921,935
                                                                                                                       -------------
       FINLAND 2.2%
       Stora Enso OYJ, R (EUR/FIM Traded) ..............             Paper & Forest Products              12,406,099     159,339,558
       Stora Enso OYJ, R (SEK Traded) ..................             Paper & Forest Products               2,320,785      29,911,841
       UPM-Kymmene Corp. ...............................             Paper & Forest Products              11,861,873     223,558,163
                                                                                                                       -------------
                                                                                                                         412,809,562
                                                                                                                       -------------
       FRANCE 3.3%
       France Telecom SA ...............................      Diversified Telecommunication Services       4,640,118     116,346,352
       Sanofi-Aventis ..................................                 Pharmaceuticals                   3,631,328     293,798,843
    (c)Sanofi-Aventis, 144A ............................                 Pharmaceuticals                     600,587      48,591,525
       Societe BIC SA ..................................          Commercial Services & Supplies             807,254      47,279,993
       Valeo SA ........................................                 Auto Components                   1,909,646      70,697,600
       Vinci SA ........................................            Construction & Engineering               655,483      52,259,905
                                                                                                                       -------------
                                                                                                                         628,974,218
                                                                                                                       -------------


                                         Quarterly Statements of Investments | 3

TEMPLETON FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN FUND                                                   INDUSTRY                      SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   GERMANY 3.5%
   BASF AG ...............................................                  Chemicals                    4,006,291    $  295,313,292
   Celesio AG ............................................       Health Care Providers & Services          765,079        60,708,954
   Deutsche Post AG ......................................           Air Freight & Logistics             3,171,885        69,169,532
   Siemens AG ............................................           Industrial Conglomerates            3,025,220       229,418,493
                                                                                                                      --------------
                                                                                                                         654,610,271
                                                                                                                      --------------
   HONG KONG 7.9%
   Cheung Kong Holdings Ltd. .............................                 Real Estate                  53,373,947       555,448,060
   Hang Lung Group Ltd. ..................................                 Real Estate                  38,765,095        75,484,607
   Hang Lung Properties Ltd. .............................                 Real Estate                     334,635           502,734
   Hong Kong Electric Holdings Ltd. ......................              Electric Utilities              27,285,542       133,180,017
   Hutchison Whampoa Ltd. ................................           Industrial Conglomerates           36,021,598       341,886,056
   Lerado Group Holdings Co. Ltd. ........................         Leisure Equipment & Products          2,292,663           121,217
   MTR Corp. Ltd. ........................................                 Road & Rail                  38,854,681        77,913,792
   Shangri-La Asia Ltd. ..................................        Hotels, Restaurants & Leisure         26,706,330        38,572,060
   Swire Pacific Ltd., A .................................                 Real Estate                  23,796,495       216,036,062
   Yue Yuen Industrial Holdings Ltd. .....................       Textiles Apparel & Luxury Goods        20,634,856        55,481,488
                                                                                                                      --------------
                                                                                                                       1,494,626,093
                                                                                                                      --------------
   INDIA 1.0%
   Gail India Ltd. .......................................                Gas Utilities                 12,478,500        72,630,363
(c)Gail India Ltd., GDR, 144A ............................                Gas Utilities                     32,961         1,153,635
   Housing Development Finance Corp. Ltd. ................          Thrifts & Mortgage Finance           1,776,227        43,629,616
   Tata Motors Ltd. ......................................                  Machinery                    5,815,200        70,405,864
                                                                                                                      --------------
                                                                                                                         187,819,478
                                                                                                                      --------------
   ISRAEL 1.0%
(b)Check Point Software Technologies Ltd. ................                   Software                    9,238,052       196,678,127
                                                                                                                      --------------
   ITALY 2.1%
   Eni SpA ...............................................         Oil, Gas & Consumable Fuels           7,073,055       191,864,823
   Unicredito Italiano SpA ...............................               Commercial Banks               33,720,723       208,992,203
                                                                                                                      --------------
                                                                                                                         400,857,026
                                                                                                                      --------------
   JAPAN 11.9%
   Acom Co. Ltd. .........................................               Consumer Finance                1,726,052       103,028,524
   East Japan Railway Co. ................................                 Road & Rail                       3,263        20,539,316
   Fanuc Ltd. ............................................                  Machinery                        9,364           768,445
   Fuji Photo Film Co. Ltd. ..............................         Leisure Equipment & Products          2,934,628        94,076,650
   Hitachi Ltd. ..........................................      Electronic Equipment & Instruments      10,557,483        71,214,645
   KDDI Corp. ............................................     Wireless Telecommunication Services           1,069         5,604,475
   Makita Corp. ..........................................              Household Durables               3,896,048        95,624,503
   Matsushita Electric Industrial Co. Ltd. ...............              Household Durables                  30,556           616,043
   Meitec Corp. ..........................................        Commercial Services & Supplies            16,757           556,771
   Mitsubishi UFJ Financial Group Inc. ...................               Commercial Banks                   24,099       303,790,041
   NEC Corp. .............................................           Computers & Peripherals             2,304,491        13,947,957
   Nintendo Co. Ltd. .....................................                   Software                    1,261,129       138,552,053
   Nippon Telegraph & Telephone Corp. ....................    Diversified Telecommunication Services        38,077       172,289,803
   Nomura Holdings Inc. ..................................               Capital Markets                11,328,460       189,619,421
   Pioneer Corp. .........................................              Household Durables                  44,356           615,063
   Shinsei Bank Ltd. .....................................               Commercial Banks               29,953,444       168,040,359
(c)Shinsei Bank Ltd., 144A ...............................               Commercial Banks                4,455,217        24,993,996


4 | Quarterly Statements of Investments

TEMPLETON FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN FUND                                                  INDUSTRY                       SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   JAPAN (CONT.)
   Sompo Japan Insurance Inc. .........................                   Insurance                     13,342,979    $  175,997,886
   Sony Corp. .........................................               Household Durables                 5,665,082       210,457,193
   Sumitomo Mitsui Financial Group Inc. ...............                Commercial Banks                     25,275       238,433,443
   Takeda Pharmaceutical Co. Ltd. .....................                Pharmaceuticals                   3,851,298       211,558,549
                                                                                                                      --------------
                                                                                                                       2,240,325,136
                                                                                                                      --------------
   MEXICO 2.6%
   Cemex SA de CV, CPO ................................             Construction Materials               8,740,949        49,165,251
   Cemex SA de CV, CPO, ADR ...........................             Construction Materials               2,680,864       150,932,643
   Telefonos de Mexico SA de CV (Telmex),
     L, ADR ...........................................     Diversified Telecommunication Services      13,056,707       292,861,938
   Wal-Mart de Mexico SA de CV, V, ADR ................            Food & Staples Retailing                 19,778         1,073,486
                                                                                                                      --------------
                                                                                                                         494,033,318
                                                                                                                      --------------
   NETHERLANDS 5.5%
   Akzo Nobel NV ......................................                   Chemicals                      3,024,308       135,933,173
   ING Groep NV .......................................                Capital Markets                   9,464,615       307,193,392
   Koninklijke Philips Electronics NV .................               Household Durables                 9,730,579       272,330,891
   Reed Elsevier NV ...................................                     Media                        5,344,781        71,230,968
   VNU NV .............................................                     Media                        7,928,224       247,789,142
                                                                                                                      --------------
                                                                                                                       1,034,477,566
                                                                                                                      --------------
   NORWAY 0.3%
   Telenor ASA ........................................     Diversified Telecommunication Services       5,759,944        54,122,749
                                                                                                                      --------------
   PHILIPPINES 0.4%
   Ayala Land Inc. ....................................                  Real Estate                   103,610,270        18,224,357
   Philippine Long Distance Telephone Co. .............     Diversified Telecommunication Services       1,508,170        48,447,972
   Philippine Long Distance
     Telephone Co., ADR ...............................     Diversified Telecommunication Services          12,351           390,292
                                                                                                                      --------------
                                                                                                                          67,062,621
                                                                                                                      --------------
   PORTUGAL 0.0%(a)
   Portugal Telecom SGPS SA ...........................     Diversified Telecommunication Services          60,954           558,578
                                                                                                                      --------------
   SINGAPORE 0.4%
   Singapore Airlines Ltd. ............................                    Airlines                            971             6,718
   United Overseas Bank Ltd. ..........................                Commercial Banks                     94,625           811,343
(b)United Overseas Land Ltd. ..........................                  Real Estate                         9,463            13,374
   Venture Corp. Ltd. .................................       Electronic Equipment & Instruments         9,895,849        80,168,607
                                                                                                                      --------------
                                                                                                                          81,000,042
                                                                                                                      --------------
   SOUTH AFRICA 0.6%
   Old Mutual PLC (GBP Traded) ........................                   Insurance                     42,842,778       112,067,555
                                                                                                                      --------------
   SOUTH KOREA 6.3%
   Hana Financial Holdings ............................                Commercial Banks                  6,296,400       238,753,419
   Kookmin Bank .......................................                Commercial Banks                  3,596,300       235,709,301
   Kookmin Bank, ADR ..................................                Commercial Banks                     16,376         1,080,652
   KT Corp., ADR ......................................     Diversified Telecommunication Services       4,930,308       107,628,624
   Samsung Electronics Co. Ltd. .......................    Semiconductors & Semiconductor Equipment        493,974       284,719,472
   Samsung Electronics Co. Ltd., GDR,
     Reg S ............................................    Semiconductors & Semiconductor Equipment          4,436         1,284,222


                                         Quarterly Statements of Investments | 5

TEMPLETON FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
        TEMPLETON FOREIGN FUND                                          INDUSTRY                       SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        SOUTH KOREA (CONT.)
        Shinhan Financial Group Co. Ltd. ............               Commercial Banks                 6,226,770        $  240,068,241
        SK Telecom Co. Ltd., ADR ....................     Wireless Telecommunication Services        3,353,168            70,852,440
                                                                                                                      --------------
                                                                                                                       1,180,096,371
                                                                                                                      --------------
        SPAIN 2.8%
     (d)Gamesa Corp. Tecnologica SA .................             Electrical Equipment               1,192,178            16,732,027
 (c),(d)Gamesa Corp. Tecnologica SA, 144A ...........             Electrical Equipment              12,641,100           177,415,809
        Grupo Ferrovial SA ..........................          Construction & Engineering               18,493             1,289,007
        Repsol YPF SA ...............................         Oil, Gas & Consumable Fuels            8,596,225           253,560,706
        Telefonica SA ...............................    Diversified Telecommunication Services      5,310,215            78,661,501
        Telefonica SA, ADR ..........................    Diversified Telecommunication Services          7,802               345,005
                                                                                                                      --------------
                                                                                                                         528,004,055
                                                                                                                      --------------
        SWEDEN 2.7%
        Electrolux AB, B ............................              Household Durables               12,982,688           302,480,493
        Holmen AB, B ................................           Paper & Forest Products              1,233,546            38,676,821
        Nordea Bank AB ..............................               Commercial Banks                 7,004,704            68,362,078
        Nordea Bank AB, FDR .........................               Commercial Banks                   130,138             1,272,387
        Securitas AB, B .............................        Commercial Services & Supplies          5,800,781            89,142,140
                                                                                                                      --------------
                                                                                                                         499,933,919
                                                                                                                      --------------
        SWITZERLAND 2.7%
        Lonza Group AG ..............................                  Chemicals                       721,647            40,905,958
        Nestle SA ...................................                Food Products                     312,244            92,654,006
        Novartis AG .................................               Pharmaceuticals                  4,513,349           236,433,142
        Swiss Reinsurance Co. .......................                  Insurance                     2,004,941           148,124,303
                                                                                                                      --------------
                                                                                                                         518,117,409
                                                                                                                      --------------
        TAIWAN 3.1%
        Chunghwa Telecom Co. Ltd., ADR ..............    Diversified Telecommunication Services      9,527,263           165,964,921
        Compal Electronics Inc. .....................           Computers & Peripherals            105,136,780            92,383,470
        Lite-On Technology Corp. ....................           Computers & Peripherals            113,393,400           142,944,940
        Mega Financial Holdings Co. Ltd. ............               Commercial Banks               133,002,000            87,304,202
        Taiwan Semiconductor Manufacturing Co.
          Ltd .......................................   Semiconductors & Semiconductor Equipment    56,366,058           100,066,550
                                                                                                                      --------------
                                                                                                                         588,664,083
                                                                                                                      --------------
        UNITED KINGDOM 18.4%
        Amvescap PLC ................................               Capital Markets                 26,136,630           178,547,419
        BHP Billiton PLC ............................               Metals & Mining                  3,083,953            46,215,027
        Boots Group PLC .............................           Food & Staples Retailing            16,831,642           174,510,902
        BP PLC ......................................         Oil, Gas & Consumable Fuels           27,214,745           298,401,099
        BP PLC, ADR .................................         Oil, Gas & Consumable Fuels                5,037               331,636
        British Sky Broadcasting Group PLC ..........                    Media                      39,152,456           334,497,480
        Burberry Group PLC ..........................       Textiles Apparel & Luxury Goods          9,958,700            71,992,262
        Centrica PLC ................................               Multi-Utilities                 27,724,968           110,282,291
        Compass Group PLC ...........................        Hotels, Restaurants & Leisure          33,699,906           122,975,341
     (b)Electrocomponents PLC .......................      Electronic Equipment & Instruments       19,351,705            86,179,378
        GKN PLC .....................................               Auto Components                 27,764,120           136,607,038
        GlaxoSmithKline PLC .........................               Pharmaceuticals                 16,418,248           405,756,916
        Lloyds TSB Group PLC ........................               Commercial Banks                 8,288,343            67,442,589
        Pearson PLC .................................                    Media                      20,328,347           236,429,272


6 | Quarterly Statements of Investments

TEMPLETON FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN FUND                                                  INDUSTRY                      SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM (CONT.)
   Reed Elsevier PLC ..................................                    Media                       6,180,731     $    55,049,574
   Rentokil Initial PLC ...............................        Commercial Services & Supplies         14,350,035          40,142,474
(b)Royal Bank of Scotland Group PLC ...................               Commercial Banks                 4,961,357         141,576,546
   Royal Dutch Shell PLC, A ...........................         Oil, Gas & Consumable Fuels            4,605,038         141,862,261
   Royal Dutch Shell PLC, B ...........................         Oil, Gas & Consumable Fuels            6,962,026         224,795,105
   Shire PLC ..........................................               Pharmaceuticals                  3,203,890          39,257,654
   Smiths Group PLC ...................................           Industrial Conglomerates             5,648,906          95,154,689
   Tesco PLC ..........................................           Food & Staples Retailing               262,701           1,365,345
   Unilever PLC .......................................                Food Products                  17,642,047         172,844,585
   Vodafone Group PLC .................................     Wireless Telecommunication Services       93,674,782         202,101,779
   William Morrison Supermarkets PLC ..................           Food & Staples Retailing            25,000,000          76,852,236
                                                                                                                     ---------------
                                                                                                                       3,461,170,898
                                                                                                                     ---------------
   TOTAL COMMON STOCKS
     (COST $12,917,755,262) ...........................                                                               16,341,317,359
                                                                                                                     ---------------
   PREFERRED STOCKS 2.6%
   BRAZIL 1.7%
   Cia Vale do Rio Doce, ADR, pfd., A .................               Metals & Mining                  3,337,867         126,304,887
   Tele Norte Leste Participacoes SA,
    ADR, pfd ..........................................    Diversified Telecommunication Services      9,972,221         185,483,311
                                                                                                                     ---------------
                                                                                                                         311,788,198
                                                                                                                     ---------------
   GERMANY 0.4%
   Volkswagen AG, pfd .................................                 Automobiles                    2,218,604          84,647,583
                                                                                                                     ---------------
   SOUTH KOREA 0.5%
   Samsung Electronics Co. Ltd., pfd ..................   Semiconductors & Semiconductor Equipment       221,345          96,218,405
                                                                                                                     ---------------
   TOTAL PREFERRED STOCKS
    (COST $261,248,757) ...............................                                                                  492,654,186
                                                                                                                     ---------------

                                                                                                 -------------------
                                                                                                 PRINCIPAL AMOUNT(E)
                                                                                                 -------------------
   BONDS & NOTES 1.1%
   AUSTRALIA 0.2%
   New South Wales Treasury Corp.,
    6.50%, 5/01/06 ....................................                                               64,493,000 AUD      47,882,344
                                                                                                                     ---------------
   LUXEMBOURG 0.5%
(c)Repcon Luxembourg SA, cvt.,
    144A, 4.50%, 1/26/11 ...............................                                              67,765,000          90,127,450
                                                                                                                     ---------------
   NEW ZEALAND 0.1%
   Government of New Zealand,
    6.50%, 2/15/06 ....................................                                               30,556,000 NZD      21,450,687
                                                                                                                     ---------------
   UNITED STATES 0.3%
   Federal Home Loan Mortgage Corp.,
    5.50%, 12/01/33 ...................................                                               50,000,000          49,312,500
                                                                                                                     ---------------
   TOTAL BONDS & NOTES
     (COST $202,734,955) ..............................                                                                  208,772,981
                                                                                                                     ---------------


                                         Quarterly Statements of Investments | 7

TEMPLETON FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON FOREIGN FUND                                                               PRINCIPAL AMOUNT(E)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 7.4%
   THAILAND 0.2%
(f)Thailand Treasury Bills,
    2/23/06 - 8/24/06 ....................................................               1,298,385,000 THB           $    30,979,280
                                                                                                                     ---------------
   UNITED STATES 7.2%
(f)U.S. Treasury Bills,
    12/01/05 - 2/23/06 ...................................................               1,364,405,000                 1,359,763,582
                                                                                                                     ---------------
   TOTAL SHORT TERM INVESTMENTS
    (COST $1,391,971,858) ................................................                                             1,390,742,862
                                                                                                                     ---------------
   TOTAL INVESTMENTS
    (COST $14,773,710,832) 97.8% .........................................                                            18,433,487,388
   OTHER ASSETS, LESS LIABILITIES 2.2% ...................................                                               418,575,576
                                                                                                                     ---------------
   NET ASSETS 100.0% .....................................................                                           $18,852,062,964
                                                                                                                     ===============

SEE SELECTED PORTFOLIO ABBREVIATIONS ON PAGE 14.

SEE GLOSSARY OF CURRENCY ABBREVIATIONS ON PAGE 14.

(a)   Rounds to less than 0.05% of net assets.

(b)   Non-income producing.

(c) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At November 30, 2005, the aggregate value of these securities was $393,709,647, representing 2.09% of net assets.

(d)   See Note 2 regarding holdings of 5% voting securities.

(e)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(f)   The security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statements of Investments.| Quarterly Statements of Investments

TEMPLETON FUNDS, INC.

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------------
        TEMPLETON WORLD FUND                                           INDUSTRY                        SHARES          VALUE
---------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS 91.0%
        ARGENTINA 0.4%
     (a)Inversiones y Representacion SA, GDR ....                    Real Estate                      2,894,489    $   36,412,672
                                                                                                                   --------------
        AUSTRALIA 1.8%
        BHP Billiton Ltd. .......................                  Metals & Mining                    1,337,241        21,621,183
        National Australia Bank Ltd. ............                  Commercial Banks                   1,764,503        42,344,002
        Qantas Airways Ltd. .....................                      Airlines                      29,740,052        82,890,366
                                                                                                                   --------------
                                                                                                                      146,855,551
                                                                                                                   --------------
        BERMUDA 3.2%
     (a)Accenture Ltd., A .......................                    IT Services                      2,014,140        57,282,141
        ACE Ltd. ................................                     Insurance                       2,588,800       143,678,400
        XL Capital Ltd., A ......................                     Insurance                       1,044,952        69,363,914
                                                                                                                   --------------
                                                                                                                      270,324,455
                                                                                                                   --------------
        CHINA 1.5%
     (a)Bank of Communications Ltd. .............                  Commercial Banks                  30,725,000        13,174,197
 (a),(b)Bank of Communications Ltd., 144A .......                  Commercial Banks                   7,678,000         3,292,155
        China Mobile (Hong Kong) Ltd., ADR ......        Wireless Telecommunication Services            100,000         2,449,000
        China Mobile (Hong Kong) Ltd. ...........        Wireless Telecommunication Services         19,616,800        96,381,513
        Guangdong Electric Power Development
          Co. Ltd., B ...........................    Independent Power Producers & Energy Traders    16,090,315         6,660,551
                                                                                                                   --------------
                                                                                                                      121,957,416
                                                                                                                   --------------
        FINLAND 1.5%
        Stora Enso OYJ, R (EUR/FIM Traded) ......              Paper & Forest Products                5,913,360        75,949,110
        UPM-Kymmene Corp. .......................              Paper & Forest Products                2,867,590        54,044,850
                                                                                                                   --------------
                                                                                                                      129,993,960
                                                                                                                   --------------
        FRANCE 2.3%
        Sanofi-Aventis ..........................                  Pharmaceuticals                    1,380,621       111,701,518
        Societe BIC SA ..........................           Commercial Services & Supplies              621,001        36,371,357
        Valeo SA ................................                  Auto Components                    1,282,164        47,467,393
                                                                                                                   --------------
                                                                                                                      195,540,268
                                                                                                                   --------------
        GERMANY 1.8%
        Deutsche Post AG ........................              Air Freight & Logistics                3,158,400        68,875,463
        Siemens AG ..............................              Industrial Conglomerates               1,135,130        86,082,934
                                                                                                                   --------------
                                                                                                                      154,958,397
                                                                                                                   --------------
        HONG KONG 6.5%
        Cheung Kong Holdings Ltd. ...............                    Real Estate                     30,850,451       321,052,201
        Hang Lung Group Ltd. ....................                    Real Estate                      1,345,000         2,619,026
        Hutchison Whampoa Ltd. ..................              Industrial Conglomerates              15,794,060       149,903,646
        New World Development Co. Ltd. ..........                    Real Estate                     17,382,443        22,976,046
        Shangri-La Asia Ltd. ....................           Hotels, Restaurants & Leisure             7,750,938        11,194,711
        Swire Pacific Ltd., A ...................                    Real Estate                      4,326,500        39,278,054
                                                                                                                   --------------
                                                                                                                      547,023,684
                                                                                                                   --------------
        INDIA 0.3%
        Housing Development Finance Corp. Ltd. ..             Thrifts & Mortgage Finance              1,115,371        27,396,953
                                                                                                                   --------------
        ISRAEL 1.0%
     (a)Check Point Software Technologies Ltd. ..                      Software                       4,007,820        85,326,488
                                                                                                                   --------------


                                         Quarterly Statements of Investments | 9

TEMPLETON FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
        TEMPLETON WORLD FUND                                               INDUSTRY                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   ITALY 0.8%
   Eni SpA ...........................................           Oil, Gas & Consumable Fuels             2,541,076     $  68,929,635
                                                                                                                       -------------
   JAPAN 9.0%
   Fuji Photo Film Co. Ltd. ..........................           Leisure Equipment & Products            1,303,500        41,786,868
   Mitsubishi UFJ Financial Group Inc. ...............                 Commercial Banks                      3,725        46,957,048
   Nintendo Co. Ltd. .................................                     Software                        612,800        67,324,356
   Nippon Telegraph & Telephone Corp. ................      Diversified Telecommunication Services          28,621       129,503,544
   Nomura Holdings Inc. ..............................                 Capital Markets                   5,115,700        85,628,238
   Olympus Corp. .....................................         Health Care Equipment & Supplies            773,000        19,875,944
(b)Shinsei Bank Ltd., 144A ...........................                 Commercial Banks                  1,147,000         6,434,729
   Sompo Japan Insurance Inc. ........................                    Insurance                      9,348,000       123,302,918
   Sony Corp. ........................................                Household Durables                 2,499,200        92,845,014
   Sumitomo Mitsui Financial Group Inc. ..............                 Commercial Banks                      7,673        72,383,771
   Takeda Pharmaceutical Co. Ltd. ....................                 Pharmaceuticals                   1,241,800        68,214,251
                                                                                                                       -------------
                                                                                                                         754,256,681
                                                                                                                       -------------
   MEXICO 1.0%
   Cemex SA de CV, CPO, ADR ..........................              Construction Materials               1,416,436        79,745,347
                                                                                                                       -------------
   NETHERLANDS 4.1%
   Akzo Nobel NV .....................................                    Chemicals                      1,931,014        86,793,032
   Koninklijke Philips Electronics NV ................                Household Durables                 3,855,105       107,893,290
   Reed Elsevier NV ..................................                      Media                        2,975,695        39,657,684
   VNU NV ............................................                      Media                        3,593,633       112,315,600
                                                                                                                       -------------
                                                                                                                         346,659,606
                                                                                                                       -------------
   NORWAY 0.4%
   Norske Skogindustrier ASA .........................             Paper & Forest Products               1,963,130        28,726,740
(b)Norske Skogindustrier ASA, 144A ...................             Paper & Forest Products                 562,545         8,231,795
                                                                                                                       -------------
                                                                                                                          36,958,535
                                                                                                                       -------------
   PHILIPPINES 0.2%
   Ayala Land Inc. ...................................                   Real Estate                    81,688,000        14,368,376
                                                                                                                       -------------
   SINGAPORE 0.4%
   Venture Corp. Ltd. ................................        Electronic Equipment & Instruments         4,367,000        35,378,097
                                                                                                                       -------------
   SOUTH AFRICA 0.6%
   Old Mutual PLC (GBP Traded) .......................                    Insurance                     19,091,570        49,939,469
                                                                                                                       -------------
   SOUTH KOREA 6.2%
   Hana Financial Holdings ...........................                 Commercial Banks                  2,786,120       105,646,985
   Kookmin Bank ......................................                 Commercial Banks                  1,589,293       104,165,710
   KT Corp., ADR .....................................      Diversified Telecommunication Services       2,120,300        46,286,149
   Samsung Electronics Co. Ltd. ......................     Semiconductors & Semiconductor Equipment        229,519       132,291,433
   Shinhan Financial Group Co. Ltd. ..................                 Commercial Banks                  2,608,250       100,559,036
   SK Telecom Co. Ltd., ADR ..........................       Wireless Telecommunication Services         1,622,900        34,291,877
                                                                                                                       -------------
                                                                                                                         523,241,190
                                                                                                                       -------------
   SPAIN 1.1%
   Repsol YPF SA .....................................           Oil, Gas & Consumable Fuels             3,216,190        94,867,155
                                                                                                                       -------------
   SWEDEN 0.2%
   Securitas AB, B ...................................          Commercial Services & Supplies           1,207,500        18,555,973
                                                                                                                       -------------


10 | Quarterly Statements of Investments

TEMPLETON FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON WORLD FUND                                                    INDUSTRY                        SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   SWITZERLAND 2.6%
   Nestle SA ...........................................                 Food Products                     140,684    $   41,745,994
   Novartis AG .........................................                Pharmaceuticals                  2,154,189       112,847,837
   Swiss Reinsurance Co. ...............................                   Insurance                       896,625        66,242,325
                                                                                                                      --------------
                                                                                                                         220,836,156
                                                                                                                      --------------
   TAIWAN 2.6%
   Chunghwa Telecom Co. Ltd., ADR ......................     Diversified Telecommunication Services      3,425,800        59,677,436
   Compal Electronics Inc. .............................            Computers & Peripherals              6,282,170         5,520,129
   Lite-On Technology Corp. ............................            Computers & Peripherals             49,472,040        62,364,986
   Mega Financial Holdings Co. Ltd. ....................                Commercial Banks                58,030,000        38,091,629
   Taiwan Semiconductor Manufacturing Co. Ltd. .........    Semiconductors & Semiconductor Equipment    28,394,372        50,408,472
                                                                                                                      --------------
                                                                                                                         216,062,652
                                                                                                                      --------------
   UNITED KINGDOM 16.5%
   Amvescap PLC ........................................                Capital Markets                 12,739,249        87,025,758
   BAE Systems PLC .....................................              Aerospace & Defense               11,670,208        68,319,418
   Boots Group PLC .....................................            Food & Staples Retailing             3,679,977        38,154,097
   BP PLC ..............................................          Oil, Gas & Consumable Fuels           12,041,599       132,032,336
   British Sky Broadcasting Group PLC ..................                     Media                      13,476,513       115,136,063
   Centrica PLC ........................................                Multi-Utilities                 12,162,090        48,377,446
   Compass Group PLC ...................................         Hotels, Restaurants & Leisure          14,996,071        54,722,614
   GKN PLC .............................................                Auto Components                 14,693,118        72,294,145
   GlaxoSmithKline PLC .................................                Pharmaceuticals                  5,489,216       135,659,259
   Lloyds TSB Group PLC ................................                Commercial Banks                 5,291,950        43,060,815
   Pearson PLC .........................................                     Media                       9,199,087       106,990,177
   Reed Elsevier PLC ...................................                     Media                       1,986,500        17,693,049
   Rentokil Initial PLC ................................         Commercial Services & Supplies          6,608,030        18,485,159
   Royal Dutch Shell PLC, A ............................          Oil, Gas & Consumable Fuels            2,051,200        63,189,027
   Royal Dutch Shell PLC, B ............................          Oil, Gas & Consumable Fuels            3,227,149       104,200,602
   Smiths Group PLC ....................................            Industrial Conglomerates             2,525,039        42,533,776
   Unilever PLC ........................................                 Food Products                   9,321,069        91,321,393
   Vodafone Group PLC ..................................      Wireless Telecommunication Services       50,724,887       109,438,097
   William Morrison Supermarkets PLC ...................            Food & Staples Retailing            11,913,608        36,623,497
                                                                                                                      --------------
                                                                                                                       1,385,256,728
                                                                                                                      --------------
   UNITED STATES 25.0%
   Abbott Laboratories .................................                Pharmaceuticals                    860,100        32,434,371
   American International Group Inc. ...................                   Insurance                     1,038,600        69,731,604
(a)AMR Corp. ...........................................                    Airlines                       476,300         8,044,707
(a)Avaya Inc. ..........................................            Communications Equipment             4,834,650        57,629,028
(a)BMC Software Inc. ...................................                    Software                     5,300,500       108,607,245
   Bristol-Myers Squibb Co. ............................                Pharmaceuticals                  2,076,280        44,826,885
(a)Cadence Design Systems Inc. .........................                    Software                     6,118,800       104,876,232
   CIGNA Corp. .........................................        Health Care Providers & Services           571,710        64,328,809
   Comcast Corp., A ....................................                     Media                         786,000        20,467,440
(a)Convergys Corp. .....................................                  IT Services                    2,588,750        42,973,250
(a)DIRECTV Group Inc. ..................................                     Media                       9,843,400       129,834,446
   Dow Chemical Co. ....................................                   Chemicals                     1,912,540        86,542,435
   EchoStar Communications Corp., A ....................                     Media                         700,000        18,088,000
   El Paso Corp. .......................................          Oil, Gas & Consumable Fuels           11,394,070       125,220,829


                                        Quarterly Statements of Investments | 11

TEMPLETON FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON WORLD FUND                                               INDUSTRY                        SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED STATES (CONT.)
   Fannie Mae .....................................                Consumer Finance                 1,201,168         $   57,716,122
   JPMorgan Chase & Co. ...........................         Diversified Financial Services          2,711,160            103,701,870
   Lear Corp. .....................................                Auto Components                  1,436,170             39,982,973
(a)Maxtor Corp. ...................................            Computers & Peripherals              2,535,400             10,293,724
   Merck & Co. Inc. ...............................                Pharmaceuticals                  2,890,280             84,974,232
   Merrill Lynch & Co. Inc. .......................                Capital Markets                  2,851,668            189,407,789
   News Corp., A ..................................                     Media                      11,341,880            167,973,243
   Noble Corp. ....................................          Energy Equipment & Services              772,910             55,703,624
(a)Pactiv Corp. ...................................             Containers & Packaging              1,173,700             23,755,688
   Pfizer Inc. ....................................                Pharmaceuticals                    451,400              9,569,680
   R.R. Donnelley & Sons Co. ......................         Commercial Services & Supplies          1,764,250             60,337,350
   Raytheon Co. ...................................              Aerospace & Defense                1,988,200             76,386,644
   TECO Energy Inc. ...............................                Multi-Utilities                  3,928,600             68,711,214
(a)Tenet Healthcare Corp. .........................        Health Care Providers & Services         8,496,490             66,442,552
   Time Warner Inc. ...............................                     Media                       2,562,100             46,066,558
   Torchmark Corp. ................................                   Insurance                       951,990             51,521,699
   Tyco International Ltd. ........................            Industrial Conglomerates               811,800             23,152,536
   Willis Group Holdings Ltd. .....................                   Insurance                     1,422,700             53,052,483
                                                                                                                      --------------
                                                                                                                       2,102,355,262
                                                                                                                      --------------
   TOTAL COMMON STOCKS
    (COST $6,082,720,070) .........................                                                                    7,663,200,706
                                                                                                                      --------------
   PREFERRED STOCKS 1.3%
   BRAZIL 0.3%
   Cia Vale do Rio Doce, ADR, pfd., A .............                Metals & Mining                    631,500             23,895,960
                                                                                                                      --------------
   GERMANY 0.2%
   Volkswagen AG, pfd .............................                  Automobiles                      490,156             18,701,184
                                                                                                                      --------------
   SOUTH KOREA 0.8%
   Samsung Electronics Co. Ltd., pfd ..............    Semiconductors & Semiconductor Equipment       154,200             67,030,554
                                                                                                                      --------------
   TOTAL PREFERRED STOCKS
    (COST $39,771,187) ............................                                                                      109,627,698
                                                                                                                      --------------

                                                                                              -------------------
                                                                                              PRINCIPAL AMOUNT(C)
                                                                                              -------------------
   BONDS & NOTES 1.8%
   AUSTRALIA 0.2%
   New South Wales Treasury Corp.,
    8.00%, 3/01/08 ................................                                                17,170,000 AUD         13,354,349
                                                                                                                      --------------
   CANADA 0.1%
   Government of Canada, 6.00%, 6/01/11 ...........                                                 8,030,000 CAD          7,588,312
                                                                                                                      --------------
   LUXEMBOURG 0.6%
(b)Repcon Luxembourg SA, cvt., 144A,
    4.50%, 1/26/11 ................................                                                41,250,000             54,862,500
                                                                                                                      --------------
   NEW ZEALAND 0.3%
   Government of New Zealand,
      8.00%, 11/15/06 .............................                                                15,670,000 NZD         11,121,583
      7.00%, 7/15/09 ..............................                                                15,850,000 NZD         11,454,872
                                                                                                                      --------------
                                                                                                                          22,576,455
                                                                                                                      --------------


12 | Quarterly Statements of Investments

TEMPLETON FUNDS, INC.

------------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON WORLD FUND                                                                    PRINCIPAL AMOUNT(C)             VALUE
------------------------------------------------------------------------------------------------------------------------------------
   BONDS & NOTES (CONT.)
   SWEDEN 0.1%
   Government of Sweden, 5.50%, 10/08/12 ......................................               48,680,000 SEK          $    6,866,033
                                                                                                                      --------------
   UNITED STATES 0.5%
   AMR Corp., cvt., 4.25%, 9/23/23 ............................................               18,000,000                  20,182,500
   Federal Home Loan Mortgage Corp.,
    5.50%, 12/01/33 ...........................................................               25,000,000                  24,656,250
                                                                                                                      --------------
                                                                                                                          44,838,750
                                                                                                                      --------------
   TOTAL BONDS & NOTES
    (COST $128,169,226)
                                                                                                                         150,086,399
                                                                                                                      --------------
   SHORT TERM INVESTMENTS 5.8%
   GERMANY 3.8%
   Deutsche Bank AG, Time Deposit,
    1.85%, 12/01/05 ...........................................................              269,060,000 EUR             317,153,095
                                                                                                                      --------------
   UNITED STATES 2.0%
(d)Federal Home Loan Bank,
    12/01/05 - 2/10/06 ........................................................              109,157,000                 108,916,725
(d)Federal Home Loan Mortgage Corp.,
    1/04/06 - 2/07/06 .........................................................               60,000,000                  59,650,770
                                                                                                                      --------------
                                                                                                                         168,567,495
                                                                                                                      --------------
   TOTAL SHORT TERM INVESTMENTS
    (COST $485,725,091) .......................................................                                          485,720,590
                                                                                                                      --------------
   TOTAL INVESTMENTS
    (COST $6,736,385,574) 99.9% ...............................................                                        8,408,635,393
   OTHER ASSETS, LESS LIABILITIES 0.1% ........................................                                            6,998,580
                                                                                                                      --------------
   NET ASSETS 100.0% ..........................................................                                       $8,415,633,973
                                                                                                                      ==============

SEE SELECTED PORTFOLIO ABBREVIATIONS ON PAGE 14.

SEE GLOSSARY OF CURRENCY ABBREVIATIONS ON PAGE 14.

(a)   Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At November 30, 2005, the aggregate value of these securities was $72,821,179, representing 0.87% of net assets.

(c)   The principal amount is stated in U.S. dollars unless otherwise indicated.

(d)   The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments | 13

TEMPLETON FUNDS, INC.

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
FDR - Foreign Depository Receipt
GDR - Global Depository Receipt

SELECTED CURRENCY ABBREVIATIONS~

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
FIM - Finnish Markka
GBP - British Pound
NZD - New Zealand Dollar
SEK - Swedish Krona
THB - Thai Baht


14| See Notes to Statements of Investments.| Quarterly Statements of Investments

TEMPLETON FUNDS, INC.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Funds, Inc. is registered under the Investment Company Act of 1940 as an open-end investment company consisting of two diversified series, Templeton Foreign Fund and Templeton World Fund (the Funds).

1. INCOME TAXES

At November 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                      -------------------------------------
                                                         TEMPLETON            TEMPLETON
                                                          FOREIGN               WORLD
                                                            FUND                 FUND
                                                      -------------------------------------
Cost of investments ...........................       $ 14,861,805,605      $ 6,770,192,813
                                                      =====================================
Unrealized appreciation .......................       $  3,819,419,955      $ 1,834,996,829
Unrealized depreciation .......................           (247,738,172)        (196,554,249)
                                                      -------------------------------------
Net unrealized appreciation (depreciation) ....       $  3,571,681,783      $ 1,638,442,580
                                                      =====================================

2. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Templeton Foreign Fund at November 30, 2005 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                               NUMBER OF SHARES                          NUMBER OF SHARES   VALUE AT
                               HELD AT BEGINNING     GROSS       GROSS      HELD AT END      END OF    INVESTMENT  REALIZED CAPITAL
 NAME OF ISSUER                    OF PERIOD      ADDITIONS    REDUCTIONS    OF PERIOD       PERIOD      INCOME       GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES

Gamesa Corp. Technolgica SA            --          1,209,513      17,335      1,192,178   $ 16,732,027    $ --       $  (288,403)

Gamesa Corp.
  Technolgica SA, 144A                 --         12,824,915     183,815     12,641,100    177,415,809      --        (2,870,626)
                                                                                          --------------------------------------
TOTAL NON-CONTROLLED AFFILIATED SECURITIES (1.03% OF NET ASSETS) ......................   $194,147,836    $ --       $(3,159,029)
                                                                                          ======================================

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 15







ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON FUNDS, INC.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 23, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 23, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date January 23, 2006